PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Weighted Average
December 31,	Depreciation Rate	2014	2013
(millions of Canadian dollars)
Liquids Pipelines1
Pipeline	2.6%	12,515	8,974
Pumping equipment, buildings, tanks and other	3.0%	7,715	6,248
Land and right-of-way	1.4%	520	253
Under construction	-	5,578	4,846
		26,328	20,321
Accumulated depreciation		(4,312)	(3,838)
		22,016	16,483
Gas Distribution
Gas mains, services and other	3.1%	8,427	8,020
Land and right-of-way	1.2%	84	79
Under construction	-	352	179
		8,863	8,278
Accumulated depreciation		(2,256)	(2,074)
		6,607	6,204
Gas Pipelines, Processing and Energy Services
Pipeline	4.2%	633	456
Wind turbines, solar panels and other	4.0%	2,371	1,092
Power transmission	2.1%	397	384
Canadian Midstream gas gathering and processing	2.9%	778	557
Land and right-of-way	1.1%	28	6
Under construction	-	1,172	1,233
		5,379	3,728
Accumulated depreciation		(454)	(344)
		4,925	3,384
Sponsored Investments
Pipeline	3.0%	11,564	8,979
Pumping equipment, buildings, tanks and other	3.0%	7,806	6,076
Wind turbines, solar panels and other	4.0%	1,549	1,548
Land and right-of-way	2.2%	1,040	755
Under construction	-	2,126	2,201
		24,085	19,559
Accumulated depreciation		(3,903)	(3,429)
		20,182	16,130
Corporate
Other	12.8%	80	84
Under construction	-	69	36
		149	120
Accumulated depreciation		(49)	(42)
		100	78
		53,830	42,279
1

In July 2014, $62 million of Property, plant and equipment was disposed as part of the sale of 35% equity interest in the Southern Access Extension Project. The remaining balance of $136 million in Property, plant and equipment was reclassified to Long-term investments (Note 11).